Employment cost (Details 3)	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of employment cost [Line Items]
Number of share options exercisable in share-based payment arrangement | Number	2,000	14,477	125,277
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 45.27	$ 25.38	$ 28.74
Exercise Price Range One [Member]
Disclosure of employment cost [Line Items]
Number of share options exercisable in share-based payment arrangement | Number	2,000	12,477	78,277
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 45.27	$ 22.19	$ 22.19
Exercise Price Range Two [Member]
Disclosure of employment cost [Line Items]
Number of share options exercisable in share-based payment arrangement | Number		2,000	31,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $		$ 45.27	$ 30.69
Exercise Price Range Three [Member]
Disclosure of employment cost [Line Items]
Number of share options exercisable in share-based payment arrangement | Number			16,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $			$ 56.99